Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


ASSETS:
     Investments in securities, market value  (1)                                   $       6,807,478
     Cash                                                                                     130,578
     Dividends and interest receivable                                                         12,864
                                                                                      ----------------
                                                                                      ----------------

            Total assets                                                                    6,950,920
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:
     Due to affiliate                                                                           6,675
     Contract benefits payable                                                                 10,932
                                                                                      ----------------
                                                                                      ----------------

            Total liabilities                                                                  17,607
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $       6,933,313
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Accumulation units - 460,103 units at $14.3136                                 $       6,585,743
     Reserves for annuities in course of payment                                              347,570
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $       6,933,313
                                                                                      ================
                                                                                      ================

SHARES OF CAPITAL STOCK OUTSTANDING:                                                          460,103

(1)  Cost of investments in securities:                                             $       5,717,211

See notes to financial statements.







GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
SIX MONTHS ENDED ENDED JUNE 30, 2001
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                       $          1,054
     Dividends                                                                                68,457
                                                                                      ---------------
                                                                                      ---------------

     Total income                                                                             69,511
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:
     Administration                                                                            9,960
     Mortality risks                                                                          13,466
     Investment management and advisory services                                              16,230
     Expense risks                                                                             2,395
                                                                                      ---------------
                                                                                      ---------------

     Total expenses                                                                           42,051
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                         27,460
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                       (207,891)
     Change in net unrealized appreciation on investments                                    180,916
                                                                                      ---------------
                                                                                      ---------------

     Net realized and unrealized loss on investments                                         (26,975)
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $            485
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                            2001             2000
                                                                        --------------   --------------
                                                                        --------------   --------------
                                                                          UNAUDITED
OPERATIONS:
     Net investment income                                            $        27,460  $       102,032
     Net realized gain (loss) on investments                                 (207,891)         403,674
     Change in net unrealized appreciation on investments                     180,916          509,607
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net increase in net assets resulting from operations                         485        1,015,313
                                                                        --------------   --------------
                                                                        --------------   --------------

SHARE TRANSACTIONS:
     Surrenders                                                              (158,884)      (1,108,043)
     Annuity payments                                                         (62,814)        (130,406)
     Death payments                                                                 0         (697,700)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease in net assets resulting from share transactions            (221,698)      (1,936,149)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Total decrease in net assets                                            (221,213)        (920,836)

NET ASSETS:
     Beginning of period                                                    7,154,526        8,075,362
                                                                        --------------   --------------
                                                                        --------------   --------------

     End of period                                                    $     6,933,313  $     7,154,526
                                                                        ==============   ==============
                                                                        ==============   ==============
                                                                                    0
OTHER INFORMATION:

SHARES:
     Redeemed during the year:                                                                       0
     Surrender                                                                (11,025)         (87,001)
     Death                                                                          0          (54,317)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease                                                             (11,025)        (141,318)
                                                                        ==============   ==============
                                                                        ==============   ==============

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for an accumulation unit for the six months ended June 30, 2001, and the years ended December 31, 2000, 1999, 1998, 1997 and 1996 were as follows:

                      Six Months End                               Year Ended December 31,
                                                  -----------------------------------------------------------
                                                  -----------------------------------------------------------
                                    June 30, 2001   2000        1999        1998         1997        1996
                                    -------------  ---------  ----------  ----------   ----------  ----------
                                    -------------  ---------  ----------  ----------   ----------  ----------
                                    UNAUDITED

Unit Value, Beginning of Period   $    14.3150  $   12.4020 $   11.9530 $   10.6610  $    8.7670 $    7.5010

Income from Investment Operations

Net investment income                   0.0694       0.1605      0.1170      0.0840       0.1670      0.0530
Net realized and unrealized gain       (0.0708)      1.7525      0.3320      1.2080       1.7270      1.2130
                                    -----------   ----------  ----------  ----------   ----------  ----------
                                    -----------   ----------  ----------  ----------   ----------  ----------

Total Income From

Investment Operations                 (0.0014)      1.9130      0.4490      1.2920       1.8940      1.2660

                                    -----------   ----------  ----------  ----------   ----------  ----------
                                    -----------   ----------  ----------  ----------   ----------  ----------


Unit Value, End of Period         $    14.3136  $   14.3150 $   12.4020 $   11.9530  $   10.6610 $    8.7670
                                    ===========   ==========  ==========  ==========   ==========  ==========
                                    ===========   ==========  ==========  ==========   ==========  ==========
                                        0.0000       0.0000

Total Return                            (0.01%)o     15.42%       3.76%      12.12%       20.27%      15.90%

Net Assets, End of Period         $  6,933,313  $ 7,154,526 $ 8,075,362 $ 9,235,930  $ 8,473,159 $ 7,739,861

Ratio of Expense to
Average Net Assets                       1.20% *      1.20%       1.22%       1.03%        1.27%       1.25%

Ratio of Net Investment Income to
Average Net Assets                       0.78% *      1.40%       0.82%       0.77%        1.74%       1.89%

Portfolio Turnover Rate                  8.01% o     15.42%      76.26%      51.93%      151.40%      64.40%



Netinvestment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.


o  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

*Annualized

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

      Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

      Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.


2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, a wholly-owned subsidiary of Great-West Life &
      Annuity Insurance Company, GW Capital Management, LLC, serves as investment advisor. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

      Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $559,550 and $824,406, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.      ACCUMULATION UNIT VALUES

          VALUATION             ACCUMULATION             VALUATION             ACCUMULATION
             DATE                UNIT VALUE                DATE                 UNIT VALUE
     ---------------------  ----------------------  --------------------  -----------------------
     January 3, 1969      $       1.00000000        June 30, 1976       $        1.04254066
     March 28, 1969       $       1.07468400        September 30, 1976  $        1.02175714
     June 27, 1969        $       1.07583259        December 31, 1976   $        1.06312535
     September 30, 1969   $       1.04319336        March 31, 1977      $         .96668709
     December 31, 1969    $       1.05956294        June 30, 1977       $         .97779837
     March 31, 1970       $       1.05322327        September 30, 1977  $         .91543186
     June 30, 1970        $        .86337212        December 31, 1977   $         .91330430
     September 30, 1970   $        .98057690        March 31, 1978      $         .88025820
     December 31, 1970    $       1.08416020        June 30, 1978       $         .94981303
     March 31, 1971       $       1.28783953        September 30, 1978  $        1.02175412
     June 30, 1971        $       1.31417688        December 31, 1978   $         .94566769
     September 30, 1971   $       1.34600160        March 31, 1979      $        1.03700469
     December 31, 1971    $       1.40624309        June 30, 1979       $        1.03384794
     March 31, 1972       $       1.50937876        September 30, 1979  $        1.07966980
     June 30, 1972        $       1.46441659        December 31, 1979   $        1.09861144
     September 29, 1972   $       1.41141921        March 31, 1980      $        1.02778990
     December 31, 1972    $       1.43641768        June 30, 1980       $        1.15888482
     March 30, 1973       $       1.14518173        September 30, 1980  $        1.24125856
     June 29, 1973        $        .94975920        December 31, 1980   $        1.34937658
     September 28, 1973   $       1.12752636        March 31, 1981      $        1.34420316
     December 31, 1973    $        .98798465        June 30, 1981       $        1.31151501
     March 29, 1974       $        .92504974        September 30, 1981  $        1.21957549
     June 28, 1974        $        .84636772        December 31, 1981   $        1.34034823
     September 30, 1974   $        .69582357        March 31, 1982      $        1.22060069
     December 31, 1974    $        .76438983        June 30, 1982       $        1.21747890
     March 31, 1975       $        .85484991        September 30, 1982  $        1.32107048
     June 30, 1975        $        .94523691        December 31, 1982   $        1.54829628
     September 30, 1975   $        .86720026        March 31, 1983      $        1.72492408
     December 31, 1975    $        .89703274        June 30, 1983       $        1.88999803
     March 31, 1976       $       1.02654318        September 30, 1983  $        1.85391985
                                                                               (Continued)
4.      ACCUMULATION UNIT VALUES (Continued)

          VALUATION             ACCUMULATION             VALUATION             ACCUMULATION
             DATE                UNIT VALUE                DATE                 UNIT VALUE
     ---------------------  ----------------------  --------------------  -----------------------
     December 31, 1983    $       1.86959830        June 30, 1996       $        8.16277408
     March 31, 1984       $       1.77987261        September 30, 1996  $        8.36088935
     June 30, 1984        $       1.74123169        December 31, 1996   $        8.76699327
     September 30, 1984   $       1.89436321        March 31, 1997      $        9.10319430
     December 31, 1984    $       1.94021457        June 30, 1997       $        9.87479147
     March 31, 1985       $       2.11639231        September 30, 1997  $       10.11055595
     June 30, 1985        $       2.31593116        December 31, 1997   $       10.66148379
     September 30, 1985   $       2.17502453        March 31, 1998      $       10.99141808
     December 31, 1985    $       2.50415588        June 30, 1998       $       11.46520474
     March 31, 1986       $       2.92575544        September 30, 1998  $        9.63105524
     June 30, 1986        $       3.12894373        December 31, 1998   $       11.95317612
     September 30, 1986   $       2.79849885        March 31, 1999      $       12.29221948
     December 31, 1986    $       2.92996949        June 30, 1999       $       13.52815376
     March 31, 1987       $       3.45357315        September 30, 1999  $       12.49689723
     June 30, 1987        $       3.47692861        December 31, 1999   $       12.40218931
     September 30, 1987   $       3.58107036        March 31, 2000      $       12.53233074
     December 31, 1987    $       2.90927633        June 30, 2000       $       12.24858685
     March 31, 1988       $       3.03211290        September 30, 2000  $       13.38557109
     June 30, 1988        $       3.14170371        December 31, 2000   $       14.31497677
     December 31, 1988    $       3.24632490        March 31, 2001      $       13.73607754
     March 31, 1989       $       3.40048089        June 30, 2001       $       14.31362550
     June 30, 1989        $       3.66057985
     September 30, 1989   $       4.03595925
     December 31, 1989    $       4.16667314
     March 31, 1990       $       4.10420565
     June 30, 1990        $       4.40575331
     September 30, 1990   $       3.95067300
     December 31, 1990    $       4.09586804
     March 31, 1991       $       4.67731834
     June 30, 1991        $       4.46997251
     September 30, 1991   $       4.70629835
     December 31, 1991    $       5.17489662
     March 31, 1992       $       5.00089395
     June 30, 1992        $       4.90045709
     September 30, 1992   $       4.94334533
     December 31, 1992    $       5.39680799
     March 31, 1993       $       5.70268053
     June 30, 1993        $       5.91443136
     September 30, 1993   $       6.20352631
     December 31, 1993    $       6.24551098
     March 31, 1994       $       6.07099873
     June 30, 1994        $       5.98373289
     September 30, 1994   $       6.21184797
     December 31, 1994    $       6.07070336
     March 31, 1995       $       6.43386353
     June 30, 1995        $       6.93539739
     September 30, 1995   $       7.34349110
     December 31, 1995    $       7.50058268
     March 31, 1996       $       7.97167430
                                                                     (Concluded)

Variable Annuity Account A

COMMON STOCK

AEROSPACE & DEFENSE --- 4.7%
      5,300 Lockheed Martin Corp                                         196,365
      3,200 Rockwell International Corp                                  121,984
                                                                        $318,349

AUTO PARTS & EQUIPMENT --- 1.9%
      4,600 Goodyear Tire & Rubber Co                                    128,800
                                                                        $128,800

BANKS --- 16.3%
      7,600 BancWest Corp                                                261,440
      4,040 Bank One Corp                                                144,632
      2,900 Bank of America Corp                                         174,087
      3,700 First Union Corp                                             129,278
      5,500 Regions Financial Corp                                       176,000
      8,600 SouthTrust Corp                                              223,600
                                                                      $1,109,037

BUILDING MATERIALS --- 2.8%
      3,500 Vulcan Materials Co                                          188,125
                                                                        $188,125

CHEMICALS --- 1.9%
      2,500 PPG Industries Inc                                           131,425
                                                                        $131,425

COMPUTER HARDWARE & SYSTEMS --- 4.9%
      5,600 Dell Computer Corp*                                          146,440
      4,000 NCR Corp*                                                    188,000
                                                                        $334,440

ELECTRIC COMPANIES --- 4.7%
      4,300 Consolidated Edison Inc                                      171,140
      3,500 Constellation Energy Group                                   149,100
                                                                        $320,240

ELECTRONICS - SEMICONDUCTOR --- 1.9%
      4,400 Intel Corp                                                   128,700
                                                                        $128,700

FOOD & BEVERAGES --- 2.7%
      3,000 Hershey Foods Corp                                           185,130
                                                                        $185,130

HEALTH CARE RELATED --- 1.9%
      2,500 Bristol-Myers Squibb Co                                      130,750
                                                                        $130,750

HOUSEHOLD GOODS --- 6.4%
      2,900 Kimberly-Clark Corp                                          162,110
      4,500 Leggett & Platt Inc                                           99,135
      5,900 Maytag Corp                                                  172,634
                                                                        $433,879

INSURANCE RELATED --- 11.6%
      4,100 Allstate Corp                                                180,359
      2,600 Hartford Financial Services Group Inc                        177,840
      3,800 Lincoln National Corp                                        196,650
      5,800 Torchmark Corp                                               233,218
                                                                        $788,067

MANUFACTURING --- 2.8%
      2,600 Johnson Controls Inc                                         188,422
                                                                        $188,422

OIL & GAS --- 10.8%
      1,212 Exxon Mobil Corp                                             105,868
      3,300 Halliburton Co                                               117,480
      3,400 Helmerich & Payne Inc                                        104,788
      2,100 Schlumberger Ltd                                             110,565
      5,600 Sunoco Inc                                                   205,128
      2,200 Transocean Sedco Forex Inc                                    90,750
                                                                        $734,579

PHARMACEUTICALS --- 3.2%
      1,580 Merck & Co Inc                                               100,978
      1,900 Watson Pharmaceuticals Inc*                                  117,116
                                                                        $218,094

PRINTING & PUBLISHING --- 2.0%
      2,100 Gannett Co Inc                                               138,390
                                                                        $138,390

RESTAURANTS --- 2.5%
      6,600 Brinker International Inc*                                   170,610
                                                                        $170,610

RETAIL --- 5.2%
      4,400 Albertson's Inc                                              131,956
      5,300 Sears Roebuck & Co                                           224,243
                                                                        $356,199

SPECIALIZED SERVICES --- 1.0%
      2,900 National Service Industries Inc                               65,453
                                                                         $65,453

TELEPHONE & TELECOMMUNICATIONS --- 3.4%
      2,500 SBC Communications Inc                                       100,150
      2,500 Verizon Communications                                       133,750
                                                                        $233,900

TEXTILES --- 2.7%
      3,700 Liz Claiborne Inc                                            186,665
                                                                        $186,665

UTILITIES --- 4.7%
      2,644 El Paso Corp                                                 138,916
      4,600 NICOR Inc                                                    179,308
                                                                        $318,224

TOTAL COMMON STOCK --- 100.0%                                         $6,807,478
(Cost $5,717,211)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100.0%                           $6,807,478
(Cost $5,717,211)